Investment Portfolioas of February 28, 2025 (Unaudited)
DWS ESG Core Equity Fund
	Shares	Value ($)

Common Stocks 99.5%
Communication Services 8.9%
Entertainment 1.9%
Take-Two Interactive Software, Inc.*	6,321	1,339,926
Walt Disney Co.	25,905	2,947,989
Warner Bros Discovery, Inc.*	5,967	68,382
		4,356,297
Interactive Media & Services 7.0%
Alphabet, Inc. “A”	89,090	15,170,245
Match Group, Inc.	38,934	1,234,597
		16,404,842
Consumer Discretionary 10.5%
Automobile Components 0.5%
Lear Corp.	11,160	1,048,928
Automobiles 1.6%
Tesla, Inc.*	12,861	3,768,016
Broadline Retail 1.1%
Amazon.com, Inc.*	12,359	2,623,568
Hotels, Restaurants & Leisure 2.1%
Hilton Worldwide Holdings, Inc.	8,898	2,357,614
Hyatt Hotels Corp. “A” (a)	17,598	2,480,438
		4,838,052
Household Durables 1.1%
PulteGroup, Inc.	25,157	2,598,215
Leisure Products 0.3%
Brunswick Corp.	12,134	738,354
Specialty Retail 2.9%
Best Buy Co., Inc.	20,972	1,885,593
Five Below, Inc.*	5,427	471,552
Lowe's Companies, Inc.	9,219	2,292,212
TJX Companies, Inc.	15,590	1,945,008
		6,594,365
Textiles, Apparel & Luxury Goods 0.9%
PVH Corp.	8,301	621,247
Tapestry, Inc.	17,554	1,499,463
		2,120,710
Consumer Staples 4.5%
Beverages 2.3%
Keurig Dr Pepper, Inc.	28,268	947,543

Molson Coors Beverage Co. “B”	17,317	1,061,359
PepsiCo, Inc.	22,565	3,463,051
		5,471,953
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	1,301	1,364,242
Performance Food Group Co.*	15,401	1,311,241
Target Corp.	12,380	1,538,091
		4,213,574
Personal Care Products 0.4%
Estee Lauder Companies, Inc. “A”	11,859	852,781
Energy 2.9%
Energy Equipment & Services 2.0%
Baker Hughes Co.	26,885	1,198,802
Schlumberger NV	46,084	1,919,860
TechnipFMC PLC	53,957	1,588,494
		4,707,156
Oil, Gas & Consumable Fuels 0.9%
Cheniere Energy, Inc.	5,972	1,364,960
New Fortress Energy, Inc. (a)	76,507	765,070
		2,130,030
Financials 15.4%
Banks 5.2%
Bank of America Corp.	119,245	5,497,195
Citigroup, Inc.	46,099	3,685,615
JPMorgan Chase & Co.	11,536	3,053,002
		12,235,812
Capital Markets 5.9%
Ameriprise Financial, Inc.	3,634	1,952,548
KKR & Co., Inc.	26,410	3,580,932
MSCI, Inc.	3,402	2,008,915
The Goldman Sachs Group, Inc.	6,466	4,023,727
Tradeweb Markets, Inc. “A”	16,064	2,174,584
		13,740,706
Consumer Finance 1.8%
American Express Co.	14,004	4,214,644
Financial Services 1.2%
Mastercard, Inc. “A”	2,114	1,218,319
PayPal Holdings, Inc.*	20,752	1,474,430
		2,692,749
Insurance 1.3%
Cincinnati Financial Corp.	8,922	1,318,761
Hartford Insurance Group, Inc.	14,781	1,748,296
		3,067,057
Health Care 11.0%
Biotechnology 4.9%
AbbVie, Inc.	10,868	2,271,738
Amgen, Inc.	14,979	4,614,431
Biogen, Inc.*	5,875	825,438

Regeneron Pharmaceuticals, Inc.	1,941	1,356,254
Vertex Pharmaceuticals, Inc.*	4,943	2,371,602
		11,439,463
Health Care Equipment & Supplies 0.4%
Hologic, Inc.*	13,808	875,289
Health Care Providers & Services 4.5%
Centene Corp.*	34,864	2,027,690
Cigna Group	16,674	5,149,765
HCA Healthcare, Inc.	6,156	1,885,583
Humana, Inc.	5,008	1,354,263
		10,417,301
Pharmaceuticals 1.2%
Bristol-Myers Squibb Co.	21,660	1,291,369
Merck & Co., Inc.	16,112	1,486,332
		2,777,701
Industrials 8.5%
Aerospace & Defense 3.4%
GE Aerospace	23,700	4,905,426
Howmet Aerospace, Inc.	21,633	2,955,068
		7,860,494
Air Freight & Logistics 0.6%
United Parcel Service, Inc. “B”	11,703	1,393,008
Building Products 0.8%
Owens Corning	11,590	1,785,324
Commercial Services & Supplies 1.3%
Republic Services, Inc.	12,817	3,037,885
Electrical Equipment 0.1%
ChargePoint Holdings, Inc.* (a)	53,189	35,418
Sunrun, Inc.*	21,032	152,482
		187,900
Machinery 0.4%
Deere & Co.	2,119	1,018,794
Professional Services 1.1%
Verisk Analytics, Inc.	8,942	2,654,969
Trading Companies & Distributors 0.8%
WESCO International, Inc.	10,555	1,904,861
Information Technology 31.9%
Communications Equipment 1.2%
Cisco Systems, Inc.	44,304	2,840,329
Semiconductors & Semiconductor Equipment 8.6%
Advanced Micro Devices, Inc.*	14,738	1,471,737
Broadcom, Inc.	7,298	1,455,440
Lam Research Corp.	21,770	1,670,630
Micron Technology, Inc.	22,009	2,060,703

NVIDIA Corp.	102,280	12,776,817
Skyworks Solutions, Inc.	10,503	700,130
		20,135,457
Software 12.3%
Adobe, Inc.*	2,932	1,285,858
Microsoft Corp.	51,162	20,310,802
Oracle Corp.	9,685	1,608,291
RingCentral, Inc. “A”*	20,650	587,493
Salesforce, Inc.	13,345	3,974,808
Zoom Communications, Inc.*	12,752	939,822
		28,707,074
Technology Hardware, Storage & Peripherals 9.8%
Apple, Inc.	93,884	22,704,907
Materials 2.0%
Chemicals 1.0%
DuPont de Nemours, Inc.	29,339	2,399,050
Containers & Packaging 0.7%
Ball Corp.	30,419	1,602,777
Metals & Mining 0.3%
Newmont Corp.	17,014	728,880
Real Estate 2.0%
Health Care REITs 0.2%
Medical Properties Trust, Inc. (a)	66,982	395,194
Specialized REITs 1.8%
Digital Realty Trust, Inc.	9,411	1,471,127
Iron Mountain, Inc.	28,635	2,667,923
		4,139,050
Utilities 1.9%
Gas Utilities 0.6%
Atmos Energy Corp.	8,749	1,330,986
Water Utilities 1.3%
American Water Works Co., Inc.	22,862	3,108,546
Total Common Stocks (Cost $136,804,492)		231,863,048

Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.26% (b) (c) (Cost $3,726,025)	3,726,025	3,726,025

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 4.39% (b) (Cost $762,132)	762,132	762,132

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $141,292,649)	101.4	236,351,205
Other Assets and Liabilities, Net	(1.4)	(3,344,387)
Net Assets	100.0	233,006,818

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 are as follows:
Value ($) at 11/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.26% (b) (c)
367,425	3,358,600 (d)	—	—	—	2,767	—	3,726,025	3,726,025
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 4.39% (b)
3,236,335	3,943,592	6,417,795	—	—	20,891	—	762,132	762,132
3,603,760	7,302,192	6,417,795	—	—	23,658	—	4,488,157	4,488,157

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $3,661,694, which is 1.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$231,863,048	$—	$—	$231,863,048
Short-Term Investments (a)	4,488,157	—	—	4,488,157
Total	$236,351,205	$—	$—	$236,351,205

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECEF-PH1
R-080548-3 (1/27)